Earnings Per Share	12 Months Ended
Dec. 31, 2019
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Earnings Per Share
14	EARNINGS PER SHARE

(a)	Basic earnings per share
The calculation of basic earnings per share for the year is based on the profit attributable to equity shareholders of the Company of RMB106,641 million (2018: RMB117,781 million; 2017: RMB114,279 million) and the weighted average number of 20,475,482,897 shares (2018: 20,475,482,897 shares; 2017: 20,475,482,897 shares) in issue during the year.

(b)	Diluted earnings per share
The calculation of diluted earnings per share for the year is based on the profit attributable to equity shareholders of the Company which is used in calculating diluted earnings per share, calculated as follows, of RMB106,050 million (2018: RMB117,781 million; 2017: RMB114,279 million) and the weighted average number of 20,475,482,897 shares (2018: 20,475,482,897 shares; 2017: 20,475,482,897 shares) in issue during the year.

	2019	2018	2017
	Million	Million	Million
Profit attributable to equity shareholders of the Company used in calculating basic earnings per share	106,641	117,781	114,279
Add: Dilution impact on share of profit of investment in an associate due to the associate’s convertible bonds (note 23)	41	—	—
Less: Fair value gain on the associate’s convertible bonds held by the Group, net of tax	(632)	—	—

Profit attributable to equity shareholders of the Company used in calculating diluted earnings per share	106,050	117,781	114,279